As filed with the Securities and Exchange Commission on April 1, 2004
                                     Investment Company Act file number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Connecticut Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 01/31
Date of reporting period: 01/31/2004

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================

Dear Shareholder:

We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. for the year ended January 31, 2004.

The Fund had net assets of $133,078,494 and 437 active shareholders as of January 31, 2004.

Effective April 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The posting of the schedule of portfolio holdings will be delayed at least 5 days after the date of the schedule. The Fund may terminate or modify this policy at any time without further notice to shareholders.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,
/s/Steven W. Duff

Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2004
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                Value               Standard
     Amount                                                                       Date       Yield    (Note 1)     Moody's  & Poor's
     ------                                                                       ----       -----     ------      -------  --------
Put Bonds (b) (7.28%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Connecticut State GO - Series 515                                 03/26/04     1.20%   $ 2,000,000    VMIG-1
  4,995,000   Connecticut State P-Float PA 347                                  11/18/04     1.10      4,995,000                A1+
  2,695,000   Puerto Rico PFC (Commonwealth Appropriation)
              Insured by AMBAC Indemnity Corp.                                  06/24/04     1.00      2,695,000                A1
-----------                                                                                          -----------
  9,690,000   Total Put Bonds                                                                          9,690,000
-----------                                                                                          -----------

Revenue Bond (5.26%)
----------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000   Commonwealth of Puerto Rico Public Improvement
              Refunding Bonds, Series 2001 TICs/TOCs Trust - Series 2001-1
              Insured by FSA                                                    05/26/04     0.95%   $ 7,000,000                A1+
-----------                                                                                          -----------
  7,000,000   Total Revenue Bond                                                                       7,000,000
-----------                                                                                          -----------

Tax Exempt Commercial Paper (3.76%)
----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   State of Connecticut HEFA RB (Yale University)                    02/05/04     0.95%   $ 5,000,000    VMIG-1      A1+
-----------                                                                                          -----------
  5,000,000   Total Tax Exempt Commercial Paper                                                        5,000,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (17.77%)
----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Berlin, CT BAN (c)                                                06/18/04     0.90%   $ 3,001,115
  3,000,000   Hartford, CT BAN (c)                                              07/15/04     0.90      3,001,333
  3,000,000   Milford, CT BAN                                                   11/05/04     1.23      3,005,621     MIG-1     SP-1+
  2,640,000   New Haven, CT GO (c)
              Insured by FGIC                                                   11/01/04     0.98      2,718,789
  4,000,000   North Haven, CT BAN (c)                                           04/28/04     0.90      4,010,364
  1,000,000   Puerto Rico Commonwealth Infrastructure Financing Authority       06/16/04     1.00      1,000,000                A1+
  4,905,000   Puerto Rico Industrial Medical & Environmental PCFA
              (Merck & Co. Project) - Series 1883A (c)                          12/01/04     1.25      4,905,000
  2,000,000   State of Texas TRAN                                               08/31/04     1.12      2,010,087     MIG-1     SP-1+
-----------                                                                                          -----------
 23,545,000   Total Tax Exempt General Obligation Notes & Bonds                                       23,652,309
-----------                                                                                          -----------

Variable Rate Demand Instruments (d) (62.02%)
----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Bridgeport, CT Floating Rate Trust Certificate - Series 870
              Insured by FSA                                                    09/15/23     0.95%   $ 2,000,000                A1
  5,110,000   Bridgeport, CT GO 2000A ROCs II - Series R
              Insured by FGIC                                                   07/15/16     0.95      5,110,000    VMIG-1
  5,000,000   Commonwealth of Puerto Rico GDB
              Insured by MBIA Insurance Corp.                                   12/01/15     0.90      5,000,000    VMIG-1      A1+

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

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================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                        Maturity              Value               Standard
     Amount                                                                         Date      Yield   (Note 1)     Moody's  & Poor's
     ------                                                                         ----      -----    ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Connecticut Development Authority Airport Facility RB (Learjet Inc.)
              LOC Bank of America                                                 04/01/26    1.00%  $ 3,000,000               A1+
  2,400,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997A
              LOC KBC Bank                                                        03/01/17    0.95     2,400,000    VMIG-1
  1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997B
              LOC Royal Bank of Canada                                            03/01/17    0.95     1,000,000    VMIG-1
  5,000,000   Connecticut Development Authority Solid Waste Disposal
              (PJ Rand / Whitney Project)
              LOC Bank of Montreal                                                08/01/23    1.00     5,000,000    VMIG-1     A1+
  7,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue)
              LOC Allied Irish Bank                                               07/01/30    0.90     7,000,000    VMIG-1
  3,366,000   Connecticut Housing Authority - Series 1989D
              Guaranteed by Federal Home Loan Bank                                11/15/24    1.04     3,366,000    VMIG-1     A1+
  1,730,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) (c)
              LOC First Union National Bank                                       06/01/18    1.11     1,730,000
  2,500,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated)
              LOC Wachovia Bank & Trust Co., N.A.                                 12/01/14    0.95     2,500,000               A1+
  3,395,000   Connecticut State GO - Series A                                     02/15/21    0.99     3,395,000    VMIG-1     A1+
  3,000,000   Connecticut State HEFA - Series 891 (c)
              Insured by FGIC                                                     07/01/23    1.01     3,000,000
  4,500,000   Connecticut State HEFA
              (Central Connecticut Coast YMCA) - Series 2003
              LOC Citizens Bank                                                   07/01/33    0.90     4,500,000    VMIG-1
  7,340,000   Connecticut State HEFA (Quinnipiac University) - Series 2003
              LOC JP Morgan/Chase                                                 07/01/23    0.94     7,340,000    VMIG-1     A1+
  1,600,000   Connecticut State HEFA RB (Edgehill) - Series C
              LOC KBC Bank                                                        07/01/27    0.90     1,600,000    VMIG-1
  5,015,000   Connecticut State HEFA RB Putters - Series 215Z                     07/01/30    0.97     5,015,000               A1+
  4,000,000   Connecticut State HFA (Housing Mortgage Finance Program B-3)
              Insured by AMBAC Indemnity Corp.                                    05/15/33    0.95     4,000,000    VMIG-1
  1,160,000   Connecticut State HFA (Merlots) - Series L                          11/15/28    1.03     1,160,000    VMIG-1

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2004
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                Value               Standard
     Amount                                                                       Date       Yield     (Note 1)    Moody's  & Poor's
     ------                                                                       ----       -----      ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Jackson County, MS Port Facility RB
              (Chevron USA Inc. Project) - Series 1993                          06/01/23     1.00%   $ 3,000,000     P1
  1,000,000   Miami-Dade County, FL ROCs II - R - Series 4047
              (Water and Sewer)
              Insured by MBIA Insurance Corp.                                   10/01/13     1.02      1,000,000               A1+
    450,000   New Britain, CT GO - Series B (c)
              Insured by AMBAC Indemnity Corp.                                  04/01/20     0.94        450,000
  3,000,000   Puerto Rico Electric Power Authority - Series SGA 43
              Insured by MBIA Insurance Corp.                                   07/01/22     0.95      3,000,000               A1+
  3,365,000   Puerto Rico PFC P-Floats PA 843
              Insured by FSA                                                    07/01/16     0.94      3,365,000               A1+
  1,600,000   State of Connecticut HEFA
              (Hospital of Saint Raphael Project) - Series K
              LOC KBC Bank                                                      07/01/22     0.90      1,600,000    VMIG-1
  2,000,000   Valdez, AK Marine Terminal
              (British Petroleum Pipelines Inc. Project) - Series A             06/01/37     1.00      2,000,000    VMIG-1     A1+
-----------                                                                                          -----------
 82,531,000   Total Variable Rate Demand Instruments                                                  82,531,000
-----------                                                                                          -----------
              Total Investments (96.09%) (cost $127,873,309+)                                        127,873,309
              Cash and other assets in excess of liabilities (3.91%)                                   5,205,185
                                                                                                     -----------
              Net Assets (100.00%)                                                                  $133,078,494
                                                                                                    ============
              Net asset value, offering and redemption price per share:
              Class A shares,            74,920,609 shares outstanding (Note 3)                     $      1.00
                                                                                                    ============
              Class B shares,            22,738,664 shares outstanding (Note 3)                     $      1.00
                                                                                                    ============
              J.P. Morgan Select shares, 35,437,531 shares outstanding (Note 3)                     $      1.00
                                                                                                    ============

              +    Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN     =  Bond Anticipation Note                               LOC    =   Letter of Credit
     FGIC    =  Financial Guaranty Insurance Company                 PCFA   =   Pollution Control Finance Authority
     FSA     =  Financial Security Assurance                         PFC    =   Public Finance Corporation
     GDB     =  Government Development Bond                          RB     =   Revenue Bond
     GO      =  General Obligation                                   ROCs   =   Reset Option Certificates
     HEFA    =  Health and Education Facilities Authority            TICs   =   Trust Inverse Certificates
     HFA     =  Housing Finance Authority                            TOCs   =   Tender Option Certificates
     IDRB    =  Industrial Development Revenue Bond                  TRAN   =   Tax and Revenue Anticipation Note

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2004
================================================================================

INVESTMENT INCOME

Income:
  Interest.................................................................................. $      1,583,957
                                                                                              ---------------
Expenses: (Note 2)
  Investment management fee.................................................................          438,403
  Administration fee........................................................................          306,882
  Shareholder servicing fee (Class A shares)................................................          158,116
  Shareholder servicing fee (J.P. Morgan Select shares).....................................           91,122
  Custodian expenses........................................................................           21,546
  Shareholder servicing and related shareholder expenses+...................................           90,437
  Legal, compliance and filing fees.........................................................           75,695
  Audit and accounting......................................................................          146,134
  Directors' fees and expenses..............................................................           10,958
  Other.....................................................................................            8,627
                                                                                              ---------------
     Total expenses.........................................................................        1,347,920
     Less: Expenses paid indirectly (Note 2)................................................ (          1,610)
           Fees waived (Note 2)............................................................. (         21,610)
                                                                                              ---------------
     Net expenses...........................................................................        1,324,700
                                                                                              ---------------
  Net investment income.....................................................................          259,257

REALIZED GAIN ON INVESTMENTS
Net realized gain on investments............................................................            1,013
                                                                                              ---------------
Increase in net assets from operations...................................................... $        260,270
                                                                                              ===============

+ Includes class specific transfer agency expenses of $35,272, $10,758, $20,327 for Class A, Class B, and J.P. Morgan Select shares, respectively.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2004 AND 2003
================================================================================

                                                                             2004                       2003
                                                                       ---------------            ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income......................................        $        259,257           $       1,045,314
   Net realized gain on investments...........................                   1,013                       7,127
                                                                       ---------------            ----------------
Increase in net assets from operations........................                 260,270                   1,052,441

Dividends to shareholders from net investment income:
   Class A shares.............................................        (        120,291)*         (         412,084)*
   Class B shares ............................................        (         68,196)*         (         233,252)*
   J.P. Morgan Select shares..................................        (         70,770)*         (         399,978)*
Distribution from realized gain on investments:
   Class A shares.............................................        (            568)          (           8,274)
   Class B shares.............................................        (            168)          (           3,615)
   J.P. Morgan Select shares..................................        (            277)          (           6,948)
Capital share transactions (Note 3):
   Class A shares.............................................        (      5,552,952)                  6,624,234
   Class B shares.............................................        (      4,853,315)          (       3,862,107)
   J.P. Morgan Select shares..................................        (     37,553,339)                  4,158,115
                                                                       ---------------            ----------------
   Total (decrease) increase..................................        (     47,959,606)                  6,908,532
Net assets:
   Beginning of year..........................................             181,038,100                 174,129,568
                                                                       ---------------            ----------------
   End of year................................................        $    133,078,494           $     181,038,100
                                                                       ===============            ================

*    Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax-exempt money market fund and has three of stock authorized, Class A, Class B and J.P. Morgan Select shares. The Class A and J.P. Morgan Select shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects all share classes represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.
--------------------------------------------------------------------------------

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================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A and J.P. Morgan Select shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and J.P. Morgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended January 31, 2004, the Distributor voluntarily waived the following fees:

Shareholder servicing fees - Class A                   $ 13,709
Shareholder servicing fees - J.P. Morgan Select shares $  7,901

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $73,180 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund. Also included under the same caption are expense offsets of $1,610.

3. Capital Stock

At January 31, 2004, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $133,078,494. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                     Year                               Year
Class A shares                                       Ended                              Ended
--------------                                 January 31, 2004                   January 31, 2003
                                               ----------------                   ----------------
Sold...................................            198,241,061                        160,604,600
Issued on reinvestment of dividends....                105,380                            345,925
Redeemed...............................         (  203,899,393)                   (   154,326,291)
                                                 -------------                     --------------
Net (decrease) increase................         (    5,552,952)                         6,624,234
                                                 =============                     ==============

Class B shares
--------------
Sold...................................            190,405,612                        205,077,580
Issued on reinvestment of dividends....                 72,010                            237,622
Redeemed...............................         (  195,330,937)                   (   209,177,309)
                                                 -------------                     --------------
Net (decrease).........................         (    4,853,315)                   (     3,862,107)
                                                 =============                     ==============

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
--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
3. Capital Stock (Continued)

                                                     Year                               Year
J.P. Morgan Select shares                            Ended                              Ended
-------------------------                      January 31, 2004                   January 31, 2003
                                               ----------------                   ----------------
Sold...................................             43,484,151                         90,252,321
Issued on reinvestment of dividends....                 79,058                            418,799
Redeemed...............................         (   81,116,548)                    (   86,513,005)
                                                 -------------                      -------------
Net (decrease) increase................         (   37,553,339)                         4,158,115
                                                 =============                     ==============

4. Tax Information

The tax character of distributions paid from realized gains during the year ended January 31, 2004, consisted of $1,013 in ordinary income.

At January 31, 2004, the Fund had undistributed ordinary and tax exempt income of $1,013 and $4,669, respectively, for income tax purposes included in dividends payable.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 63% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

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================================================================================
6. Financial Highlights

Class A shares                                                    Year Ended January 31,
--------------                                  ----------------------------------------------------
                                                  2004       2003       2002       2001       2000
                                                --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income....................    0.001      0.005      0.017      0.030      0.023
Less distributions:
     Dividends from net investment income.....  ( 0.001)   ( 0.005)   ( 0.017)   ( 0.030)   ( 0.023)
                                                --------   --------   --------   --------   --------
Net asset value, end of year..................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ========   ========   ========   ========   ========
Total Return..................................    0.15%      0.54%      1.73%      3.03%      2.31%
Ratios/Supplemental Data
Net assets, end of year (000).................  $74,910    $80,465    $73,847    $100,790   $100,554
Ratios to average net assets:
     Expenses (net of fees waived)(a).........    0.93%      0.91%      0.86%      0.86%      0.86%
     Net investment income....................    0.15%      0.53%      1.83%      2.98%      2.26%
     Shareholder servicing fees waived........    0.02%      0.00%      0.00%      0.00%      0.00%
     Expenses paid indirectly.................    0.00%      0.00%      0.00%      0.00%      0.00%

Class B shares                                                    Year Ended January 31,
--------------                                  ----------------------------------------------------
                                                  2004       2003       2002       2001       2000
                                                --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income....................    0.003      0.007      0.020      0.032      0.025
Less distributions:
     Dividends from net investment income.....  ( 0.003)   ( 0.007)   ( 0.020)   ( 0.032)   ( 0.025)
                                                --------   --------   --------   --------   --------
Net asset value, end of year..................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ========   ========   ========   ========   ========
Total Return..................................    0.33%      0.75%      1.97%      3.25%      2.50%
Ratios/Supplemental Data
Net assets, end of year (000).................  $22,735    $27,589    $31,453    $33,901    $10,628
Ratios to average net assets:
     Expenses(a)..............................    0.76%      0.70%      0.63%      0.65%      0.67%
     Net investment income....................    0.32%      0.75%      1.98%      3.12%      2.49%
     Expenses paid indirectly.................    0.00%      0.00%      0.00%      0.00%      0.00%

(a) Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
6. Financial Highlights (Continued)



J.P. Morgan Select shares                                   Year Ended January 31,                        July 30, 1999
-------------------------                       ------------------------------------------       (Commencement of Offering) to
                                                  2004        2003       2002        2001               January 31, 2000
                                                --------    --------   --------    --------             ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..          $ 1.00      $ 1.00     $ 1.00      $ 1.00                  $ 1.00
                                                --------    --------   --------    --------                -------
Income from investment operations:
   Net investment income..............            0.001       0.005      0.017       0.030                   0.012
Less distributions:
   Dividends from net investment income         ( 0.001)    ( 0.005)   ( 0.017)    ( 0.030)                ( 0.012)
                                                --------    --------   --------    --------                --------
Net asset value, end of period........          $ 1.00      $ 1.00     $ 1.00      $ 1.00                  $ 1.00
                                                ========    ========   ========    ========                ========
Total Return..........................            0.15%       0.54%      1.73%       3.03%                   1.23%(a)
Ratios/Supplemental Data
Net assets, end of period (000).......          $35,433     $72,984    $68,830     $64,067                 $ 40,983
Ratios to average net assets:
   Expenses (net of fees waived) (b)..            0.93%       0.91%      0.86%       0.86%                   0.86%(c)
   Net investment income..............            0.15%       0.53%      1.83%       2.98%                   2.26%(c)
   Shareholder servicing fees waived..            0.02%       0.00%      0.00%       0.00%                   0.00%(c)
   Expenses paid indirectly...........            0.00%       0.00%      0.00%       0.00%                   0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT AUDITORS
================================================================================
To The Board of Directors and Shareholders
Connecticut Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") at January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
March 9, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                           January 31, 2004+
-------------------------- -------------- ---------------  ------------------------------------------------- -----------------
                                                                                      Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)             in            Directorships
                             Held with    and Length of          During Past              Fund Complex          held by
     Name, Address1,           Fund        Time Served             5 Years            Overseen by Director     Director
         and Age                                                                           or Officer

-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------
Disinterested Directors:
-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------
Dr. W. Giles Mellon,         Director         1985         Professor Emeritus of
Age 72                                                     Business Administration     Director/Trustee of       N/A
                                                           in the Graduate School of   ten other portfolios
                                                           Management, Rutgers
                                                           University with which he
                                                           has been associated
                                                           since 1966.
-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------
Robert Straniere, Esq.,      Director         1985         Owner, Straniere Law Firm   Director/Trustee of    WPG Funds Group
Age 62                                                     since 1980, NYS             ten other portfolios
                                                           Assemblyman since 1981
                                                           and counsel at Fisher,
                                                           Fisher & Berger since
                                                           1995.
-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------
Dr. Yung Wong,               Director         1985         Managing Director of        Director/Trustee of       N/A
Age 65                                                     Abacus Associates, an       ten other portfolios
                                                           investment firm, since
                                                           1996.
-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------

+ The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================

                                                  Directors and Officers Information
                                                     January 31, 2004+ (continued)
-------------------------- -------------- ---------------  ------------------------------------------------- -----------------
                                                                                      Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)             in            Directorships
                             Held with    and Length of          During Past              Fund Complex          held by
     Name, Address1,           Fund        Time Served             5 Years            Overseen by Director     Director
         and Age                                                                           or Officer

-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------
Interested Director/Officers:
-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------
                                                           Manager and President of
Steven W. Duff,             President and     1994         Reich & Tang Asset          Director/Trustee            N/A
Age 50                      Director2                      Management, LLC ("RTAM,     and/or Officer of
                                                           LLC"), a registered         fifteen other
                                                           Investment Advisor.         portfolios
                                                           Associated with RTAM, LLC
                                                           since 1994.
-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------

Richard De Sanctis,         Treasurer and     1993         Executive Vice President,   Officer of fifteen          N/A
Age 47                      Assistant                      CFO and Treasurer of        other portfolios
                            Secretary                      RTAM, LLC.  Associated
                                                           with RTAM, LLC since 1990.
-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------

Molly Flewharty,            Vice President    1985         Senior Vice President of    Officer of fifteen          N/A
Age 52                                                     RTAM, LLC. Associated       other portfolios
                                                           with RTAM, LLC since 1977.
-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------

Rosanne Holtzer,            Secretary and     1998         Senior Vice President of    Officer of fifteen          N/A
Age 39                      Assistant                      RTAM, LLC.  Associated      other portfolios
                            Treasurer                      with RTAM, LLC since 1986.
-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------
Dana E. Messina,            Vice President    1985         Executive Vice President    Officer of twelve           N/A
Age 47                                                     of RTAM, LLC.  Associated   other portfolios
                                                           with RTAM, LLC since 1980.
-------------------------- -------------- ---------------  -------------------------  ---------------------- -----------------

+ The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.

                                  Annual Report
                                January 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

CT1/04A
--------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                FYE 01/31/2004   FYE 01/31/2003
4(a)     Audit Fees                 $22,700        $21,600
4(b)     Audit Related Fees         $0             $0
4(c)     Tax Fees                   $3,000         $3,000
4(d)     All Other Fees             $0             $0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2)  None.

4(f) Not applicable.

4(g) $3,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2004. $3,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2003.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    RESERVED

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

Item 9:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 10:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CONNECTICUT DAILY TAX FREE INCOME FUND, INC.;

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date April 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President

Date April 1, 2004

By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Treasurer

Date April 1, 2004


* Print the name and title of each signing officer under his or her signature.